Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Other Information—Dodd-Frank Pay Versus Performance Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, and Item 402(v) of Regulation
S-K,
we are providing the following information about executive compensation for our principal executive officer (PEO) and non-PEO
NEOs (Other PEOs) and company performance for the years listed below. This disclosure is not incorporated by reference into our 2023 Annual Report on Form
10-K.
The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. For information about our pay-for-performance
philosophy and how the Compensation Committee aligns executive compensation with the company’s performance, refer to the Compensation Discussion and Analysis section above.

	Andrew Hykes		William Hoffman		Average Summary Compensation Table Total for non-PEO NEOs	Average Compensation Actually Paid to non-PEO NEOs	Value of Initial Fixed $100 Investment Based On:		Net Income ($ Thousands)	Revenue ($ Thousands)
Fiscal Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Summary Compensation Table Total for PEO 2	Compensation Actually Paid to PEO 2			Total Shareholder Return	S&P Healthcare Equipment Select Industry Index*
(a)	(b)	(c)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)
2023	$5,083,365	$2,625,679	—	—	$2,495,447	$1,157,714	$152.72	$98.87	($1,636.4)	$493,632
2022	—	—	$4,866,193	($24,243,586)	$2,590,945	($7,378,757)	$149.52	$104.81	($28,016.0)	$383,471
2021	—	—	$3,771,486	$8,619,950	$2,139,914	$4,026,570	$214.70	$136.76	$9,434.0	$276,984
2020	—	—	$1,128,458	$116,945,031	$910,017	$50,298,228	$205.34	$132.14	$13,793.0	$139,670

(a)	Mr. Hykes was our PEO in 2023 succeeding Mr. Hoffman who retired in December 31, 2023. The individuals comprising the Other PEOs for each year presented are:

2023	Thomas Tu, M.D. Mitchell Hill
2022	Andrew Hykes Thomas Tu, M.D. Mitchell Hill
2021	Andrew Hykes Thomas Tu, M.D. Mitchell Hill
2020	Andrew Hykes Thomas Tu, M.D.

(b)
See the Summary Compensation Table above for detail on the Summary Compensation Table total compensation for our PEO and the average compensation calculation for our Other PEOs for each year covered in the table.

(c)
The amounts shown for Compensation Actually Paid (CAP) have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by our PEO or Other PEOs. These amounts reflect the Summary Compensation Table Total (SCT) with certain adjustments as set forth in the following reconciliation table:

Fiscal Year	Executives	SCT (a)	Grant Date Value of New Awards (b)	Year End Value of New Awards (i)	Change in Value of Outstanding and Unvested Awards Granted in Prior Fiscal Years (ii)	Change in Value of Vested Awards Granted in Prior Fiscal Years (iii)	Fair Value of Vested Awards Granted and Vested in Current Fiscal Year (iv)	Fair Value at Start of Fiscal Year of Awards That Failed to Meet Vesting Conditions (v)	Value of Dividends Paid on Equity Awards not Reflected in Fair Value (vi)	Total Equity Award Adjustments (c) = (i) + (ii) + (iii) + (iv) + (v) + (vi)	CAP (d) = (a)- (b)+(c)
2023	PEO	$5,083,365	$3,544,232	$3,366,206	$29,773	($3,030,133)	$720,699	$0	$0	$1,086,546	$2,625,679
	Non PEO NEOs	$2,495,447	$1,630,314	$1,548,444	$19,836	($1,607,198)	$331,500	$0	$0	$292,581	$1,157,714

(d)
TSR was calculated in the table using a price of $42.51, which represents the per share closing price of our common stock on May 22, 2020, the date of our initial public offering (IPO). For comparison purposes, the following table shows two other TSR calculations based on (A) a per share price of $4.52, the 409A valuation of a share of common stock on December 31, 2019 and (B) on a per share price of $19.00, the target price of our common stock in our IPO. The closing price of our common stock was $87.29, $91.27, $63.56, and $64.92 on December 31, 2020, December 31, 2021, December 30, 2022 and December 29, 2023, respectively.

Year	12/31/2019 409A Valuation ($4.52) (A)	5/22/2020 IPO Target Price ($19) (B)
2023	$1,436.28	$341.68
2022	$1,406.19	$334.53
2021	$2,019.25	$480.37
2020	$1,931.19	$459.42

(e)
The Peer Group TSR set forth in this table utilizes the S&P Healthcare Equipment Select Industry Index, which we also use for the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report on Form
10-K
for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting May 22, 2020 (the date of our IPO) through the end of the listed year in the company and in the S&P Healthcare Equipment Select Industry Index, respectively. All dollar values present a pre-tax
return and assume reinvestment of any dividends paid by the constituents of the S&P Healthcare Equipment Select Industry Index. Historical stock performance is not necessarily indicative of future stock performance. This index is not the Peer Group used by the Compensation Committee to inform compensation levels for our PEOs.

(f)
This column shows our net income (loss) for each year covered by the table. No portion of PEO compensation is directly dependent upon our net income (loss) for the years presented; however, SEC rules require that net income be presented as a performance measure in this table.

(g)
This column shows our actual revenue for each year covered by the table. We consider revenue to be a key metric in our executive compensation program, as this is the primary financial metric used in determining payouts under our annual cash bonus program. See the Compensation Discussion and Analysis section for more information regarding the use of this performance measure in our executive compensation program.

Company Selected Measure Name	revenue
Named Executive Officers, Footnote
(a)	Mr. Hykes was our PEO in 2023 succeeding Mr. Hoffman who retired in December 31, 2023. The individuals comprising the Other PEOs for each year presented are:

2023	Thomas Tu, M.D. Mitchell Hill
2022	Andrew Hykes Thomas Tu, M.D. Mitchell Hill
2021	Andrew Hykes Thomas Tu, M.D. Mitchell Hill
2020	Andrew Hykes Thomas Tu, M.D.

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the S&P Healthcare Equipment Select Industry Index, which we also use for the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report on Form
10-K
for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting May 22, 2020 (the date of our IPO) through the end of the listed year in the company and in the S&P Healthcare Equipment Select Industry Index, respectively. All dollar values present a pre-tax
	return and assume reinvestment of any dividends paid by the constituents of the S&P Healthcare Equipment Select Industry Index. Historical stock performance is not necessarily indicative of future stock performance. This index is not the Peer Group used by the Compensation Committee to inform compensation levels for our PEOs.
PEO Total Compensation Amount	$ 5,083,365
PEO Actually Paid Compensation Amount	$ 2,625,679
Adjustment To PEO Compensation, Footnote
(c)
The amounts shown for Compensation Actually Paid (CAP) have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by our PEO or Other PEOs. These amounts reflect the Summary Compensation Table Total (SCT) with certain adjustments as set forth in the following reconciliation table:

Fiscal Year	Executives	SCT (a)	Grant Date Value of New Awards (b)	Year End Value of New Awards (i)	Change in Value of Outstanding and Unvested Awards Granted in Prior Fiscal Years (ii)	Change in Value of Vested Awards Granted in Prior Fiscal Years (iii)	Fair Value of Vested Awards Granted and Vested in Current Fiscal Year (iv)	Fair Value at Start of Fiscal Year of Awards That Failed to Meet Vesting Conditions (v)	Value of Dividends Paid on Equity Awards not Reflected in Fair Value (vi)	Total Equity Award Adjustments (c) = (i) + (ii) + (iii) + (iv) + (v) + (vi)	CAP (d) = (a)- (b)+(c)
2023	PEO	$5,083,365	$3,544,232	$3,366,206	$29,773	($3,030,133)	$720,699	$0	$0	$1,086,546	$2,625,679
	Non PEO NEOs	$2,495,447	$1,630,314	$1,548,444	$19,836	($1,607,198)	$331,500	$0	$0	$292,581	$1,157,714

Non-PEO NEO Average Total Compensation Amount	$ 2,495,447	$ 2,590,945	$ 2,139,914	$ 910,017
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,157,714	(7,378,757)	4,026,570	50,298,228
Adjustment to Non-PEO NEO Compensation Footnote
(c)
The amounts shown for Compensation Actually Paid (CAP) have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by our PEO or Other PEOs. These amounts reflect the Summary Compensation Table Total (SCT) with certain adjustments as set forth in the following reconciliation table:

Fiscal Year	Executives	SCT (a)	Grant Date Value of New Awards (b)	Year End Value of New Awards (i)	Change in Value of Outstanding and Unvested Awards Granted in Prior Fiscal Years (ii)	Change in Value of Vested Awards Granted in Prior Fiscal Years (iii)	Fair Value of Vested Awards Granted and Vested in Current Fiscal Year (iv)	Fair Value at Start of Fiscal Year of Awards That Failed to Meet Vesting Conditions (v)	Value of Dividends Paid on Equity Awards not Reflected in Fair Value (vi)	Total Equity Award Adjustments (c) = (i) + (ii) + (iii) + (iv) + (v) + (vi)	CAP (d) = (a)- (b)+(c)
2023	PEO	$5,083,365	$3,544,232	$3,366,206	$29,773	($3,030,133)	$720,699	$0	$0	$1,086,546	$2,625,679
	Non PEO NEOs	$2,495,447	$1,630,314	$1,548,444	$19,836	($1,607,198)	$331,500	$0	$0	$292,581	$1,157,714

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Compensation Actually Paid and Performance Measures
The graph below illustrates the relationship between CAP and our TSR for the CEO and Average Other NEOs for each of the past four years.

Compensation Actually Paid vs. Net Income	CAP vs. Net Income and CAP vs. Revenue The graph below illustrates the relationship between the CAP values for the CEO and Average Other NEOs and our Net Income and Revenue, respectively.
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Inari TSR vs. S&P Healthcare Equipment Select Industry Index
The graph below illustrates the relationship between our four-year cumulative TSR and that of the S&P Healthcare Equipment Select Industry Index.

Tabular List, Table
Tabular List of Financial Performance Metrics
We believe the three performance measures below represent the most important financial performance measures used by us to inform compensation actually paid to our PEOs for the year ended December 31, 2023:

•	Revenue;

•	Operating income; and

•	Stock Price Performance.

Total Shareholder Return Amount	$ 152.72	149.52	214.7	205.34
Peer Group Total Shareholder Return Amount	98.87	104.81	136.76	132.14
Net Income (Loss)	$ (1,636,400)	$ (28,016,000)	$ 9,434,000	$ 13,793,000
Company Selected Measure Amount	493,632,000	383,471,000	276,984,000	139,670,000
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Operating income
Measure:: 3
Pay vs Performance Disclosure
Name	Stock Price Performance
Mr. Hykes [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,083,365
PEO Actually Paid Compensation Amount	$ 2,625,679
PEO Name	Mr. Hykes
Mr. Hoffman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 4,866,193	$ 3,771,486	$ 1,128,458
PEO Actually Paid Compensation Amount		$ (24,243,586)	$ 8,619,950	$ 116,945,031
PEO Name		Mr. Hoffman	Mr. Hoffman	Mr. Hoffman
PEO | Grant Date Value of New Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,544,232
PEO | Year End Value of New Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,366,206
PEO | Change in Value of Outstanding and Unvested Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	29,773
PEO | Change in Value of Vested Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,030,133)
PEO | Fair Value of Vested Awards Granted and Vested in Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	720,699
PEO | Fair Value at Start of Fiscal Year of Awards That Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Value of Dividends Paid on Equity Awards not Reflected in Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,086,546
Non-PEO NEO | Grant Date Value of New Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,630,314
Non-PEO NEO | Year End Value of New Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,548,444
Non-PEO NEO | Change in Value of Outstanding and Unvested Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,836
Non-PEO NEO | Change in Value of Vested Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,607,198)
Non-PEO NEO | Fair Value of Vested Awards Granted and Vested in Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	331,500
Non-PEO NEO | Fair Value at Start of Fiscal Year of Awards That Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Value of Dividends Paid on Equity Awards not Reflected in Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 292,581